Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Income (loss) before income taxes	$ 7,829	$ 7,984	$ (17,679)
Statutory rates (as a percent)	34.00%
Income taxes at statutory rates	$ (2,662)	(2,715)	6,011
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	728	87	356
Tax incentives	372	344	61
Equity results	35	107	(151)
Unrecognized tax losses of the year	(432)	(708)	(901)
Nondeductible effect of impairment	(43)	(97)	(1,865)
Others	507	201	1,738
Tax income (expense)	$ (1,495)	$ (2,781)	$ 5,249